SCHEDULE OF STOCK OPTION ISSUANCE OF FAIR VALUE ASSUMPTIONS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Risk-free interest rate	3.00%	3.00%
Expected lives (in years)	2 years	2 years
Expected stock volatility	72.00%	72.00%
Dividend yield